Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio
Focused Large-Cap Growth Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Large-Cap Growth Portfolio:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Large-Cap Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class B		8.83%	(3.89%)	3.77%
Class C		11.93%	(3.45%)	3.66%
Class Z		14.36%	(2.25%)	4.95%
Class A		7.17%	(3.97%)	3.72%
After Taxes on Distributions Class A		7.17%	(3.97%)	3.72%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	4.66%	(3.33%)	3.24%
Russell 1000® Growth Index		15.26%	3.12%	7.52%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.